Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Total interest and dividend income	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 8,294	$ 8,994	$ 8,734	$ 8,658	$ 33,122	$ 34,680	$ 35,857
Interest expense	1,672	1,633	1,612	1,633	2,001	2,186	2,354	2,338	6,550	8,879	10,581
Non-interest expenses	7,188	7,553	8,234	7,470	11,582	7,563	7,447	7,324	30,445	33,916	28,638
Income (loss) before income tax expense	730	487	(329)	1,790	(1,885)	2,530	1,139	214
Income tax benefits	$ (74)	$ 23	$ 212	$ (435)	$ 852	$ (577)	$ (214)	$ 140	(274)	201	(644)
HopFed [Member]
Interest and dividend income:
Dividend income from subsidiary Bank									12,100	2,600	5,500
Total interest and dividend income									12,100	2,600	5,500
Interest expense									740	737	733
Non-interest expenses									541	546	684
Total expenses									1,281	1,283	1,417
Income (loss) before income tax expense									10,819	1,317	4,083
Income tax benefits									(529)	(459)	(496)
Income before equity in undistributed earnings of subsidiary									11,348	1,776	4,579
Equity in (distribution in excess of) earnings of subsidiary									(8,944)	423	(817)
Net income available for common shareholders									$ 2,404	$ 2,199	$ 3,762